Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current liabilities
Derivative liabilities	$ 292,320	$ 237,061
Stockholders' Deficit
Accumulated deficit	(24,899,638)
Consolidated Balance Sheets
Current assets
Cash	164,808
Amounts receivable	302
Total current assets	165,110
Property and equipment, net of accumulated depreciation	2,262
Deferred financing costs	1,527
Total assets	168,899
Current liabilities
Accounts payable	40,410
Accrued liabilities	4,455
Due to related parties	4,408
Convertible debenture, net of unamortized discount of $65,742 and $65,444, respectively	97,092
Derivative liabilities	292,320
Total liabilities	438,685
Stockholders' Deficit
Common stock: Authorized: unlimited common shares, with no par value, issued and outstanding: 251,285,912 and 211,841,789 common shares, respectively	19,474,010
Common stock subscribed	190,000
Additional paid-in capital	4,965,842
Accumulated deficit	(24,899,638)
Total stockholders' deficit	(269,786)
Total liabilities and stockholders' deficit	$ 168,899
As restated - Note 12
Current assets
Cash		3,363
Amounts receivable
Total current assets		3,363
Property and equipment, net of accumulated depreciation		5,885
Deferred financing costs		4,441
Total assets		13,689
Current liabilities
Accounts payable		5,541
Accrued liabilities		5,107
Due to related parties		3,950
Convertible debenture, net of unamortized discount of $65,742 and $65,444, respectively		53,055
Derivative liabilities		237,061
Total liabilities		304,714
Stockholders' Deficit
Common stock: Authorized: unlimited common shares, with no par value, issued and outstanding: 251,285,912 and 211,841,789 common shares, respectively		18,875,828
Common stock subscribed		50,000
Additional paid-in capital		4,965,842
Accumulated deficit		(24,182,695)
Total stockholders' deficit		(291,025)
Total liabilities and stockholders' deficit		$ 13,689